Other Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Components of other investments
Other investments comprised the following at December 31, 2015 and 2014. See Note 2(c), "Significant Accounting Policies - Total Investments - Other Investments," for a description of our accounting policy for these assets:

Year ended December 31, (U.S. dollars in thousands)	2015	2014
Hedge Funds:
Arbitrage	$205,117	$179,821
Directional	276,277	336,082
Event Driven	5,427	56,238
Multi-Style	57,249	68,706
Total hedge funds	$544,070	$640,847
Private investment funds	244,576	129,243
Overseas deposits	479,187	92,223
Structured transactions	138,608	350,563
Other	26,616	35,563
Total other investments	$1,433,057	$1,248,439

Analysis of net realized and unrealized gains
The following represents an analysis of the net realized gains for the indicated years ended December 31, and the net unrealized gains as of December 31, on the Company’s hedge funds and private investment funds:

Year ended December 31, (U.S. dollars in thousands)	Net Unrealized Gains (Losses)		Net Realized Gains (Losses)
	2015	2014	2015	2014	2013
Hedge funds	$188,698	$188,674	$12,769	$6,685	$30,858
Private investment funds	38,340	42,604	9,342	13,275	4,331
Total	$227,038	$231,278	$22,111	$19,960	$35,189